Supplemental Cash Flow Disclosure	12 Months Ended
Mar. 31, 2019
Disclosure Of Supplementary Cash Flow Information [Abstract]
Supplemental Cash Flow Disclosure
19.	Supplemental cash flow disclosure:
(a)	Changes in operating assets and liabilities:

	March 31,	March 31,
	2019	2018

Trade and other receivables	$(165,944)	$10,656,318
Prepaid expenses	(720,733)	(981,444)
Inventories	223,168	(5,581,135)
Trade and other payables	680,689	3,312,306
Deferred revenues	22,751	109,950
Provisions	7,964,576	—
Changes in operating assets and liabilities	$8,004,507	$7,515,995
(b)	Non-cash transactions:

	March 31,	March 31,
	2019	2018

Acquired property, plant and equipment included in trade and other payables	$1,316,567	$456,774
Intangible assets included in trade and other payables	557,480	453,436
Intangible assets included in long-term payables	841,134	249,714
Liability settlement in shares	—	858,000
Acasti convertible debenture interest paid in shares of subsidiary	—	56,984

(c)	Reconciliation of movements of liabilities to cash flows arising from financing activities:

		Cash (used in) provided by financing activities		Non-cash changes
	Balance as at March 31, 2018	Proceeds	Repayments	Accretion of interest	Financing and discounted fees	Changes in fair value	Balance as at March 31, 2019
Loan	$3,891,077	$–	$(1,071,433)	$32,599	$(5,742)	$–	$2,846,501
Balance of purchase price	261,596	–	(261,596)	–	–	–	–
Bank line of credit	490,000	130,000	–	–	–	–	620,000
Finance lease liabilities	18,683	–	(18,683)	–	–	–	–
Total long-term debt	$4,661,356	$130,000	$(1,351,712)	$32,599	$(5,742)	$–	$3,466,501

Interest rate swap asset used for hedging	$(19,090)	$–	$–	$–	$–	$19,090	$–